Submission	Sep. 05, 2024
Submission [Line Items]
Central Index Key	0000844551
Registrant Name	Woodside Energy Group Ltd
Registration File Number	333-277499
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES